Note 18 - Revenue Recognition - Non-interest Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues		$ 1,102	$ 1,486	$ 1,610
Gain on sale of loans	[1]	24,139	9,071	4,675
Net securities gains (losses)	[1]	289	4	(6)
Change in fair value of mortgage servicing rights	[1]	(293)	(258)	26
Increase in cash surrender value of life insurance	[1]	368	390	395
Litigation Settlement	[1]		1,980
Net loan servicing fees	[1]	262	327	375
Other non-interest income		(700)	312	728
Total non-interest income		27,000	15,048	9,428
Deposit Account [Member]
Revenues		1,102	1,486	1,610
Credit and Debit Card [Member]
Revenues		1,514	1,443	1,388
Investment Advisory, Management and Administrative Service [Member]
Revenues		$ 319	$ 293	$ 237

[1]	Not within the scope of ASC 606